USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                       SUPPLEMENT DATED FEBRUARY 27, 2004
                                     TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003,
                     AS SUPPLEMENTED DECEMBER 8, 2003

This supplement updates certain information contained in the Statement of Additional Information (SAI) and should be attached to the SAI and retained for future reference.

o THE FIRST SENTENCE OF THE PARAGRAPH ON PAGE 6 OF THE SAI DESCRIBING THE 25% LENDING LIMITATION FOR THE OPPENHEIMER EMERGING GROWTH FUND IS HEREBY DELETED.

o THE SECOND SENTENCE OF THE PARAGRAPH ON PAGE 7 OF THE SAI DESCRIBING THE 10% LENDING LIMITATION FOR THE VK GROWTH AND INCOME FUND IS HEREBY DELETED.

o THE FIRST TABLE ON PAGE 9 OF THE SAI IS REVISED TO INDICATE THAT THE VK EMERGING GROWTH FUND MAY INVEST IN SPECIAL SITUATION COMPANIES, SECURITIES FROM DEVELOPING COUNTRIES/EMERGING MARKETS AND REVERSE PURCHASE AGREEMENTS.

o THE THIRD TABLE ON PAGE 10 OF THE SAI INDICATING THAT THE VK COMSTOCK FUND WILL NOT ENGAGE IN THE LENDING OF PORTFOLIO SECURITIES IS HEREBY REVISED TO INDICATE THAT THE FUND MAY ENGAGE IN THE LENDING OF PORTFOLIO SECURITIES. THE TABLE IS ALSO REVISED TO INDICATE THAT THE VK EMERGING GROWTH FUND MAY ENGAGE IN INVESTMENTS RELATED TO UNSEASONED ISSUERS, FUTURES, OPTIONS, FOREIGN CURRENCY OPTIONS AND FUTURES, AND FORWARD CURRENCY CONTRACTS. LASTLY, THE TABLE IS REVISED TO INDICATE THAT THE AIM BASIC VALUE FUND MAY INCLUDE FORWARD CURRENCY CONTRACTS AS AN ADDITIONAL INVESTMENT INSTRUMENT.

o THE FOLLOWING REPLACES THE LAST SENTENCE IN THE "LENDING OF PORTFOLIO SECURITIES" SECTION OF THE SAI ON PAGE 24.

     The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy by USAllianz Advisers, LLC.

o THE FOLLOWING REPLACES THE "SECURITIES OF OTHER INVESTMENT COMPANIES" SECTION OF THE SAI ON PAGE 15.

     SECURITIES OF OTHER INVESTMENT COMPANIES

         As permitted by the Investment Company Act of 1940, a Fund may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

     EXCHANGE TRADED FUNDS

         The Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:

o "SPDRS" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

o "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

                                                                   Page 1 of 2

o "ISHARES" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

o "HOLDRS" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.

         ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

o THE FIFTH SENTENCE IN THE INVESTMENT RESTRICTIONS SECTION OF THE SAI BEGINNING ON PAGE 27 IS REVISED AS FOLLOWS:

     In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name.

o THE FEE INFORMATION ON PAGES 39, 40 AND 43 OF THE SAI IS REVISED AS FOLLOWS FOR THE FUNDS LISTED BELOW :

PAGE 39:

     NAME OF FUND                                                                      MANAGEMENT FEE
     USAZ AllianceBernstein Growth and Income Fund......................................    0.75%*

                                                                      AVERAGE NET ASSETS IN MILLIONS (M)
                                                      UP TO       $10M TO       $20M TO   $40M TO    $60M AND
     *                                                $10M         $20M          $40M      $60M        MORE
     AB Growth & Income Fund...................        0.75%    (No Breakpoints)

                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                               UP TO        $50M TO      $200M TO      $500M AND
     **                                                        $50M          $200M         $500M         MORE
     Templeton Developed Markets Fund................          0.875%        0.715%         0.700%       0.675%

PAGE 40:

     NAME OF FUND                                                                      EXPENSE LIMITATION FOR FUND
     Money Market Fund......................................................................       0.87%

PAGE 43:
                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                               UP TO       $100M TO      $250M TO      $500M AND
                                                               $100M         $250M         $500M         MORE

     VK Growth Fund+.................................          0.500%        0.450%         0.425%       0.400%
     VK Growth and Income Fund+......................          0.425%        0.400%         0.375%       0.325%
     VK Comstock Fund+...............................          0.425%        0.400%         0.375%       0.325%
     VK Aggressive Growth Fund+......................          0.550%        0.500%         0.475%       0.450%

                                                               UP TO       $300M TO        $600M AND
                                                               $300M         $600M           MORE
     VK Global Franchise Fund+.......................           0.70%         0.60%          0.50%

     Breakpoints for the AB Technology fund are deleted due to the subadviser change effective December 8, 2003. The new fund name and breakpoints are as follows:
                                                               UP TO         OVER
                                                               $20M          $620M
     USAZ Oppenheimer Emerging Technologies..........          0.625%        0.500%



                                                               USAZSAI-003-0503
                                                                  Page 2 of 2